Condensed financial information of the parent company (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Net (loss)/ income	$ (11,142,007)	$ (14,040,769)	$ (5,625,740)
Gain on disposal of subsidiaries	(815,671)	1,290,201	0
Issuance of ordinary shares for commitment fee	201,278	0	0
Amortization of debts issuance costs	540,528	0	0
Prepaid expenses and other current assets	84,971	65,080	295,191
Accrued expenses and other current liabilities	64,027	(1,316,707)	2,769,703
Net cash used in operating activities	(1,971,537)	(2,371,172)	(30,164,971)
Other receivables	0	0	(769,875)
Net cash (used in) provided by investing activities	(10,404,038)	1,569,078	(1,452,654)
Proceeds from convertible notes	5,925,000	0	3,000,000
Net cash provided by financing activities	12,448,200	925,831	13,432,547
CHANGES IN CASH	73,383	121,821	(17,851,370)
Issuance of shares for acquisition	10,000,000	0	18,373,771
Issuance of ordinary shares for convertible notes redemption	3,207,160	2,419,174	1,250,000
Issuance of ordinary share for services	0	0	(1,100,000)
Parent Company [Member]
Net (loss)/ income	(11,142,007)	(14,040,769)	(5,625,740)
Allowance for prepaid expenses and other current assets	83,626	32,249	0
Gain on disposal of subsidiaries	(7,957,124)	0	0
Amortization of debt issuance costs	540,528	0	0
Issuance of ordinary shares for commitment fee	201,278	0	0
Interest expenses	168,183	233,873	0
Amortization of debts issuance costs	0	0	277,500
Issuance of ordinary shares for services	0	0	1,100,000
Equity in earnings of subsidiaries	17,792,307	6,033,880	2,423,151
Prepaid expenses and other current assets	(187,149)	0	0
Accrued expenses and other current liabilities	54,132	104,799	278,521
Net cash used in operating activities	(446,226)	(7,635,968)	(1,546,568)
Other receivables	0	(608,628)	(769,875)
Purchase of investments	(5,650,000)	(430)	0
Investment in subsidiaries	(6,351,974)	6,850,354	(9,676,000)
Net cash (used in) provided by investing activities	(12,001,974)	7,458,552	(10,445,875)
Proceeds from issuance of ordinary shares	6,000,000	0	0
Proceeds from convertible notes	5,925,000	0	3,000,000
Proceeds from issuance of ordinary shares for warrants exercised	523,200	145,290	8,945,433
Proceeds from related-party loans	0	0	63,500
Net cash provided by financing activities	12,448,200	145,290	12,008,933
CHANGES IN CASH	0	(32,126)	16,490
Cash, beginning of year	463	32,589	16,099
Cash, end of year	463	463	32,589
Issuance of shares for acquisition	10,000,000	0	18,373,771
Issuance of ordinary shares for convertible notes redemption	3,207,160	2,419,174	1,250,000
Issuance of ordinary share for commitment fee	201,278	0	0
Issuance of ordinary share for services	$ 0	$ 0	$ 1,100,000